Note 13 - Lease Liabilities and Other Loans - Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Balance		$ 7,836	$ 13,508
Net cash flows		(4,068)	(4,216)
Change in credit facility			(7,483)
New, modified and disposed leases		6,225	5,887
Interest expense		356	242
Foreign exchange (gain) loss		196	(103)
Other changes (1)	[1]		0
Balance		10,545	7,836
Non-current lease liabilities [member]
Statement Line Items [Line Items]
Balance		4,723	1,925
Net cash flows		(1,647)	(353)
Change in credit facility			0
New, modified and disposed leases		3,310	3,075
Interest expense		243	154
Foreign exchange (gain) loss		146	(78)
Other changes (1)	[1]		0
Balance		6,776	4,723
Non-current interest bearing loans [member]
Statement Line Items [Line Items]
Balance		0	155
Net cash flows		0	(9)
Change in credit facility			0
New, modified and disposed leases		0	0
Interest expense		0	0
Foreign exchange (gain) loss		0	0
Other changes (1)	[1]		(146)
Balance		0	0
Current lease liabilities [member]
Statement Line Items [Line Items]
Balance		2,840	3,449
Net cash flows		(2,260)	(3,484)
Change in credit facility			0
New, modified and disposed leases		2,915	2,812
Interest expense		113	88
Foreign exchange (gain) loss		50	(24)
Other changes (1)	[1]		0
Balance		3,659	2,840
Current interest bearing loans [member]
Statement Line Items [Line Items]
Balance		146	7,784
Net cash flows		(146)	(301)
Change in credit facility			(7,483)
New, modified and disposed leases		0	0
Interest expense		0	0
Foreign exchange (gain) loss		0	0
Other changes (1)	[1]		146
Balance		0	146
Other current loans [member]
Statement Line Items [Line Items]
Balance		126	194
Net cash flows		(15)	(68)
Change in credit facility			0
New, modified and disposed leases		0	0
Interest expense		0	0
Foreign exchange (gain) loss		0	0
Other changes (1)	[1]		0
Balance		$ 111	$ 126

[1]	"Other changes" includes the effect of reclassification of the non-current portion of liabilities to current due to the passage of time and the effect of accrued but not yet paid interest on interest-bearing loans and borrowings, including lease liabilities.